Legal Matters and Contingencies (Details) $ in Thousands								2 Months Ended	12 Months Ended
	Nov. 13, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jun. 12, 2025 USD ($)	Nov. 12, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 26, 2024 USD ($)	Aug. 29, 2024 USD ($)	Aug. 08, 2025 USD ($)	Sep. 30, 2025 USD ($) claim distributor state	May 31, 2024 claim	Jan. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Accrued litigation liability					$ 4,296,902				$ 3,881,283
Multidistrict Litigation (MDL) | Pending Litigation
Loss Contingencies [Line Items]
Number of pending claims | claim									2,000
Multidistrict Litigation and Other Related State Court Litigation | Pending Litigation
Loss Contingencies [Line Items]
Number of pending claims | claim									4	4
Recorded charge							$ 93,000
Multidistrict Litigation and Other Related State Court Litigation | Settled Litigation
Loss Contingencies [Line Items]
National distributors | distributor									3
Legal settlement term (in years)					13 years
Multidistrict Litigation and Other Related State Court Litigation | Settled Litigation | Three Largest National Distributors
Loss Contingencies [Line Items]
Settling states | state									48
Settlement percent of population									99.00%
Public Nuisance | Settled Litigation
Loss Contingencies [Line Items]
Damages awarded				$ 74,000
Public Nuisance | Settled Litigation | AmerisourceBergen Drug Corporation (ABDC)
Loss Contingencies [Line Items]
Damages awarded				$ 274,000
Public Nuisance, second phase | Settled Litigation
Loss Contingencies [Line Items]
Damages awarded		$ 28,000	$ 14,400					$ 42,500	$ 42,400
Opioid Lawsuits and Investigations
Loss Contingencies [Line Items]
Total liability accrual					$ 4,900,000				4,300,000
Current estimate recorded in accrued expenses and other									416,000
Accrued litigation liability											$ 3,900,000
Litigation and Opioid-Related Expenses (Credit) | Pending Litigation
Loss Contingencies [Line Items]
Total liability accrual									$ 49,100
Recorded charge						$ 120,900
Shareholder Securities Litigation | Subsequent Event
Loss Contingencies [Line Items]
Insurance recoveries	$ 111,300
Attorneys’ fees	$ 24,800